IDS Life
Variable
Annuity
Fund A

Invests in a wide range of securities with the objective of long-term capital appreciation for contract owners.

1999 SEMIANNUAL REPORT

AMERICAN EXPRESS Financial Advisors

Managed by IDS Life Insurance Company

Message from the executive vice  president

(picture of) Pamela J. Moret

If you're an experienced investor, you know that the past six months was a volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to periodically review their long-term financial goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

IDS Life Variable Annuity Fund A held its shareholder meeting in June 1999. Shareholders approved all of the proposals advanced by management including:

o  The election of Board members.

o  The selection of Ernst & Young LLP as independent auditors, and;

o  Changes with respect to fundamental investment policies.

No other business was presented at the meeting. Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Pamela J. Moret
Executive Vice President, Variable Assets
IDS Life Insurance Company

From your portfolio manager: A perspective

(picture of) Mitzi Malevich

Despite a sharp setback for the stock market in late winter, the Fund posted a strong gain during the first half of the fiscal year -- January through June 1999.

On June 30, 1999, the accumulation unit value of IDS Life Variable Annuity Fund A was $29.81, compared with $24.53 at the beginning of the year. The increase represented a gain of 21.52% for the six months. (If you purchased additional accumulation units during the period, your return would have been affected by the sales and administrative charges, as described in the Fund's prospectus.)

Spurred largely by three reductions in short-term interest rates by the Federal Reserve in late 1998, the stock market was surging when the period began. In fact, the Fund gained nearly 10% in January alone.

The new year's celebration came to an abrupt end, though, in February, when concerns arose that the rushing economy might soon fan a fire under inflation. The result was a run-up in long-term interest rates that, in turn, sent stocks into a rapid retreat.

But, with the remarkable resilience that has been its hallmark in recent years, the stock market mounted a fresh advance that not only erased the downturn but established an all-time high before the six months were out.

For the most part, the market's gains were again driven by a relatively small number of large-capitalization growth stocks. Because those issues form the core of the Fund's investments, the trend continued to work to the Fund's advantage.

As has been the case for some time, technology-related stocks comprised the greatest area of investment. Although they were highly volatile, they did make the biggest contribution to performance. Other substantial exposures were to consumer stocks, including health care and retailing issues, and financial services stocks.

Consistent with my management style, I did little stock-trading during the period, and I maintained only a small amount of cash reserves, preferring to keep the great bulk of the assets invested in stocks.

Looking toward the rest of 1999, I would note that the stock market appears to have "broadened out" somewhat in recent months. That is, a wider variety of stocks have begun to advance. While that may mean that the large-capitalization growth-stock focus of this Fund will be less of an advantage over the near term, I think it will prove to be a positive trend in terms of the overall health of the market in the years ahead.


Mitzi Malevich

The 10 Largest Holdings             Percent            Value (as of
                                 (of net assets)      June 30, 1999)
Tellabs                              8.52%             $40,537,500

Cisco Systems                        7.32               34,830,000

MCI WorldCom                         5.44               25,875,000

Intl Business Machines               5.43               25,850,000

Microsoft                            5.31               25,252,500

Tyco Intl                            3.59               17,055,000

EMC                                  3.47               16,500,000

Guidant                              3.24               15,431,250

Applied Materials                    3.04               14,449,950

Intel                                3.00               14,280,000

For further detail about these holdings, please refer to the section entitled "Investments in securities."

(icon of) pie chart

The 10 holdings listed here make up 48.36% of net assets


Statement of assets, liabilities and contract owners' equity                                                        June 30, 1999

Assets
                                                                                                                       (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost, $199,207,769)...............................................................................     $475,105,258
Cash in bank on demand deposit.................................................................................           393,913
Dividends and interest receivable...............................................................................          123,232
Receivable from IDS Life Insurance Company for contract purchase payments.......................................       11,275,771
                                                                                                                       ----------
Total assets....................................................................................................     $486,898,174
                                                                                                                     ------------

Liabilities

Payable for contract terminations...............................................................................    $  11,257,452
Payable to IDS Life Insurance Company for:
Mortality and expense assurance fee.............................................................................            6,398
Investment management fee.......................................................................................           11,667
                                                                                                                           ------
Total liabilities...............................................................................................    $  11,275,517
                                                                                                                    -------------

Contract owners' equity
Contracts in accumulation period-- 15,671,012 units at $29.81 per unit (Note 5).................................     $467,206,835
Contracts in payment period ....................................................................................        8,415,822
                                                                                                                        ---------
Total contract owners' equity...................................................................................      475,622,657
                                                                                                                      -----------
Total liabilities and contract owners' equity...................................................................     $486,898,174
                                                                                                                     ------------

See accompanying notes to financial statements.



Statement of operations                                                                            Six months ended June 30, 1999



Investment income (loss) -- net
                                                                                                                       (Unaudited)
Income:
Dividends ......................................................................................................     $  1,021,468
Interest........................................................................................................          469,679
                                                                                                                          -------
Total income....................................................................................................        1,491,147
                                                                                                                        ---------
Expenses:
Mortality and expense assurance fee (Note 2)....................................................................        2,188,096
Investment management fee (Note 3)..............................................................................          875,284
                                                                                                                          -------
Total expenses..................................................................................................        3,063,380
                                                                                                                        ---------
Investment income (loss)-- net..................................................................................       (1,572,233)
                                                                                                                       ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on investments.........................................................................       16,559,255
Net change in unrealized appreciation (depreciation) on investments.............................................       70,969,324
                                                                                                                       ----------
Net gain (loss) on investments..................................................................................       87,528,579
                                                                                                                       ----------
Net increase (decrease) in contract owners' equity from operations..............................................      $85,956,346
                                                                                                                      -----------

See accompanying notes to financial statements.


Statements of changes in contract owners' equity

                                                                                           Six months ended         Year ended
Operations                                                                                   June 30, 1999         Dec. 31, 1998
                                                                                              (Unaudited)
Investment income (loss)-- net....................................................          $  (1,572,233)         $  (2,466,330)
Net realized gain (loss) on investments...........................................             16,559,255             29,234,208
Net change in unrealized appreciation (depreciation) on investments...............             70,969,324             35,513,564
                                                                                               ----------             ----------
Net increase (decrease) in contract owners' equity from operations................             85,956,346             62,281,442
                                                                                               ----------             ----------

Contract transactions
Net contract purchase payments (Note 2)...........................................                773,645              1,715,061
Repayment of temporary withdrawals................................................                 (3,394)                25,885
Net transfers from (to) fixed annuities...........................................               (679,827)            (3,139,872)
Contract termination payments and temporary withdrawals...........................            (16,873,652)           (32,599,118)
Annuity payments..................................................................               (537,174)              (849,610)
                                                                                                 --------               --------
Net increase (decrease) from contract transactions................................            (17,320,402)           (34,847,654)
                                                                                              -----------            -----------
Net increase (decrease) in contract owners' equity................................             68,635,944             27,433,788
                                                                                               ----------             ----------

Contract owners' equity at beginning of period....................................            406,986,713            379,552,925
                                                                                              -----------            -----------

Contract owners' equity at end of period..........................................           $475,622,657           $406,986,713
                                                                                             ------------           ------------

See accompanying notes to financial statements.

Notes to financial  statements

1.  Organization  and summary of significant  accounting policies

IDS Life Variable Annuity Fund A (the Fund) is organized as a segregated asset account of IDS Life Insurance Company (IDS Life) under Minnesota law and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's assets are held for the exclusive benefit of its variable annuity contract owners and are not chargeable with any liabilities arising from the other business activities of IDS Life. The significant accounting policies followed by the Fund are summarized as follows:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Investments in securities
Securities traded on national securities exchanges are valued at the last quoted sales price on the principal exchange on which traded. Securities traded in the over-the-counter market are valued at the mean of the last quoted bid and asked price. Short-term securities that mature in 60 days or less are valued at amortized cost. Those maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Short-term securities originally purchased with maturities of more than 60 days but which currently mature in 60 days or less are valued on an amortized cost basis using the market value or approximate market value on the 61st day before maturity. Bonds and other securities are valued at fair value as determined by the Board of Managers when market quotations are not readily available. Determination of fair value involves, among other things, references to market indexes, matrices and data from independent brokers.

Security transactions are accounted for on the date the securities are purchased and sold. Dividend income is recorded on the ex-dividend date.

Option contracts
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

During the six months ended June 30, 1999, the Fund did not buy or sell any put or call options or write any covered call or put options. There were no option contracts outstanding as of June 30, 1999.

Futures contracts
In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts and related options. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with the changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

During the six months ended June 30, 1999, the Fund did not buy or sell stock index futures contracts and related options. There were no stock index futures contracts outstanding as of June 30, 1999.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the rate of exchange on the transaction date. It is not practicable to identify that portion of realized and unrealized gain or loss arising from changes in the exchange rates from the portion arising from changes in the market value of investments.

The Fund may also enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

There were no forward foreign currency exchange contracts outstanding as of June 30, 1999.

Federal income taxes
IDS Life is taxed as a life insurance company. The Fund is treated as part of IDS Life for federal income tax purposes. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

2. Mortality and expense assurance fee and sales charges

IDS Life makes contractual assurances to the Fund that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Fund. The mortality and expense assurance fee paid to IDS Life is computed daily and is equal on an annual basis to 1% of the average daily net assets of the Fund.

Charges by IDS Life for its sales and administrative services applicable to the variable annuity contracts amounted to $33,168 for the six months ended June 30, 1999 and $72,458 for the year ended Dec. 31, 1998. Such charges are not an expense of the Fund. They are deducted from contract purchase payments and are not included in the net contract purchase payments to the Fund.

3. Investment management agreement

The Fund has an Investment Management Agreement with IDS Life. For its services, IDS Life is paid a fee based on the aggregate average daily net assets of the Fund. The investment management fee paid to IDS Life is computed daily and is equal on an annual basis to 0.4% of the average daily net assets of the Fund.

In addition to paying its own management fee, the Fund also pays all brokerage commissions and charges in the purchase and sale of assets. Brokerage charges are paid to IDS Life for reimbursement of charges incurred in the purchase and sale of foreign securities.

4. Security transactions and basis for determining realized gain and loss

Cost of purchases and proceeds from sales of securities, (other than short-term obligations) aggregated $11,455,685 and $49,528,428 for the six months ended June 30, 1999. Net realized gain on investments has been determined on the basis of identified costs.


5. Accumulation units

The changes in number of outstanding units applicable to contracts in the accumulation period were as follows:

                                                                    Six months ended     Year ended
                                                                       June 30, 1999    Dec. 31, 1998
Units outstanding at beginning of period.........................      16,299,010        17,871,071
Additions for contract purchase payments and repayments..........          28,663            78,469
Net transfers from (to) fixed annuities..........................         (25,606)         (145,269)
Deductions for contract terminations and withdrawals.............        (631,055)       (1,505,261)
                                                                         --------        ----------
Units outstanding at end of period...............................      15,671,012        16,299,010
                                                                       ----------        ----------
6. Year 2000 (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Fund. All of the major systems used by the Fund are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Fund's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year
2000 issue. Steps have been taken to resolve potential problems including modification to existing software and the purchase of new software. AEFC's target date for substantially completing its program of corrective measures on internal business critical systems was Dec. 31, 1998. As of June 30, 1999,
AEFCcompleted its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. The Year 2000 readiness of other third parties whose system failures could have an impact on the Fund's operations continues to be evaluated. The failure of external parties to resolve their own Year 2000 issues in a timely manner could result in a material financial risk to AEFCand the Fund.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered. S

Notes to Financial Statements

7. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

                                                           Fiscal period ended Dec. 31,
                                                             1999a        1998        1997        1996         1995

Accumulation unit value at beginning of period              $24.53      $20.91      $17.04      $13.93       $10.27
Income from investment operations:
Net investment income (loss)................                  (.09)       (.14)       (.12)       (.07)        (.02)
Net gains (losses)(both realized and unrealized)              5.37        3.76        3.99        3.18         3.68
Total from investment operations............                  5.28        3.62        3.87        3.11         3.66
Accumulation unit value at end of period....                $29.81      $24.53      $20.91      $17.04       $13.93
Total returnb...............................                 21.52%      17.31%      22.71%      22.33%       35.64%

Ratios/supplemental data
Total contract owner's equity at end of period
   (000 omitted)............................              $475,623    $406,987    $379,553    $327,778     $284,407
Ratio of operating expenses to average net assets             1.40%c      1.40%       1.40%       1.40%        1.40%
Ratio of net investment income (loss) to average
   net assets...............................                  (.72%)c     (.63%)      (.62%)      (.43%)       (.19%)
Portfolio turnover rate.....................                     3%         19%         33%         13%          46%

a Six months ended June 30, 1999 (Unaudited).
b Total return does not reflect payment of a sales charge.
c Adjusted to an annual basis.

The foregoing table pertains to accumulation units only. There are two kinds of units. As long as contract holders are paying into the Fund they are called
"accumulation" units. When contract owners begin to receive the annuity, they change to "annuity" units.

The value of an annuity unit (assuming a 3.5% investment rate) was $10.23 as of June 30, 1999, $8.56 as of Dec. 31, 1998, $7.55 as of Dec. 31, 1997, $6.37 as of
Dec.  31,  1996 and $5.39 as of Dec.  31,  1995.  The value of an  annuity  unit
(assuming a 5% investment  rate) was $6.52 as of June 30, 1999, $5.49 as of Dec.
31, 1998,  $4.92 as of Dec. 31, 1997,  $4.21 as of Dec. 31, 1996 and $3.61 as of
Dec. 31, 1995.

Investments  in  securities,  June 30, 1999  (Unaudited)

(Percentages  represent value of investments compared to net assets)

Common stocks (94.3%)
Issuer                                 Shares       Value(a)
Banks and savings & loans (3.3%)
BankBoston                              80,000    $4,090,000
Washington Mutual                      330,000    11,673,750
Total                                             15,763,750

Beverages & tobacco (2.6%)
Coca-Cola                              199,200    12,450,000

Chemicals (2.8%)
Waste Management                       250,000    13,437,500

Communications equipment & services (11.8%)
Andrew Corp                            130,000(b)  2,461,875
MasTec                                 120,000(b)  3,390,000
Nokia Oyj ADR Cl A                     100,000(c)  9,156,250
Tellabs                                600,000(b) 40,537,500
Total                                             55,545,625

Computers & office equipment (24.7%)
Cisco Systems                          540,000(b) 34,830,000
Compaq Computer                        100,000     2,368,750
EMC                                    300,000(b) 16,500,000
Hewlett-Packard                         70,000     7,035,000
Intl Business Machines                 200,000    25,850,000
Microsoft                              280,000(b) 25,252,500
Solectron                               80,000(b)  5,335,000
Total                                            117,171,250

Electronics (10.3%)
Applied Materials                      195,600(b) 14,449,950
Intel                                  240,000    14,280,000
Maxim Integrated Products              140,000(b)  9,310,000
Texas Instruments                       75,000    10,875,000
Total                                             48,914,950

Energy (2.3%)
Anadarko Petroleum                     300,000    11,043,750

Energy equipment & services (3.5%)
Halliburton                            160,000     7,240,000
Schlumberger                           150,000(c)  9,553,125
Total                                             16,793,125

Financial services (6.5%)
Associates First Capital Cl A          200,000     8,862,500
Citigroup                              262,500    12,468,750
Merrill Lynch & Co                     120,000     9,592,500
Total                                             30,923,750

Health care (9.9%)
Boston Scientific                      200,000(b)  8,787,500
Guidant                                300,000    15,431,250
Medtronic                               70,000     5,451,250
Pfizer                                 120,000    13,170,000
Warner-Lambert                          60,000     4,162,500
Total                                             47,002,500

Health care services (1.5%)
HEALTHSOUTH Rehabilitation             489,200(b)  7,307,425

Household products (1.3%)
ServiceMaster                          340,050     6,375,938

Industrial equipment & services (1.4%)
Deere & Co                             171,000     6,775,875

Insurance (1.7%)
American Intl Group                     70,000     8,194,375

Multi-industry conglomerates (3.6%)
Tyco Intl                              180,000(c) 17,055,000
Utilities-- telephone (7.1%)
MCI WorldCom                           300,000(b) 25,875,000
Sprint                                 120,000     6,337,500
Sprint PCS                              30,000     1,713,750
Total                                             33,926,250

Total common stocks
(Cost: $172,816,758)                            $448,681,063

Bond (0.1%)
Issuer                     Coupon    Principal      Value(a)
                             rate       amount
U.S. Treasury
   05-15-16                   7.25%   $250,000      $274,984

Total bond
(Cost: $241,271)                                    $274,984

Short-term securities (5.5%)

Issuer                 Annualized       Amount      Value(a)
                    yield on date   payable at
                      of purchase     maturity
U.S. government agencies (5.3%)
Federal Home Loan Mtge Corp Disc Nts
  07-01-99                    4.77% $4,800,000    $4,800,000
  07-08-99                    4.75   4,400,000     4,395,962
  07-08-99                    4.77   2,200,000     2,197,972
  07-09-99                    4.75   6,200,000     6,193,496
  08-23-99                    5.01   1,300,000     1,289,960
Federal Natl Mtge Assn Disc Nts
  07-20-99                    4.77   4,000,000     3,989,994
  08-18-99                    5.08   1,100,000     1,092,593
  08-24-99                    5.08   1,200,000     1,190,928
Total                                             25,150,905

Commercial paper (0.2%)
CAFCO
  07-08-99                    4.88     500,000(d)    499,528
Ciesco LP
  07-19-99                    4.92     500,000       498,778
Total                                                998,306

Total short-term securities
(Cost: $26,149,740)                              $26,149,211

Total investments in securities
(Cost: $199,207,769)(e)                         $475,105,258

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of June 30, 1999, the value of foreign securities represented 7.52% of net assets.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At June 30, 1999, the cost of securities for federal income tax purposes was approximately $199,207,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation.................... $280,724,000
    Unrealized depreciation....................   (4,826,000)
                                                  ----------
    Net unrealized appreciation................ $275,898,000

Managers and officers

Board of Managers

Gumer C. Alvero
vice president, American Express Financial Corporation

Rodney P. Burwell
chairman, Xerxes Corporation

Jean B. Keffeler
independent management consultant

Richard W. Kling
president, IDSLife Insurance Company

Thomas R. McBurney
president, McBurney Management Advisors Principal officers

Richard W. Kling
chairman of the board and president

Lorraine R. Hart
vice president, investments

Jeffrey S. Horton
vice president and treasurer

Timothy S. Meehan
secretary

William A. Stoltzmann
general counsel and assistant secretary

Philip C. Wentzel
controller

Additional information

The investment objective of IDSLife Variable Annuity Fund A is to invest in securities that offer opportunities for long-term capital appreciation consistent with accumulating Fund value and providing annuity payments under variable annuity contracts issued by IDS Life.

There is a sales and administrative charge to the contract owner included in the purchase payment.

This report is for the information of contract owners of IDSLife Variable Annuity Fund A, but it may be used as sales literature when preceded or accompanied by the current prospectus. For details and other material information, see the current prospectus.

Issuer and investment manager:
IDS Life Insurance Company,
Minneapolis, Minn.

Custodian:
American Express Trust Company
Minneapolis, Minn.

Sub-custodian:
Bank of New York
New York, NY

IDS Life
Variable
Annuity
Fund A


1999 SEMIANNUAL REPORT


S-6445 N (8/99)

                                    BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                  PERMIT NO. 85
                                   SPENCER, IA



IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN 55440-0010


AMERICAN EXPRESS Financial Advisors